REVENUES - Additional information (Details) - USD ($) $ in Millions	1 Months Ended		2 Months Ended		6 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2020	Nov. 30, 2021	Nov. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019
Disaggregation of Revenue [Line Items]
Contract assets				$ 12.2			$ 12.2	$ 2.4	$ 1.8
Current deferred revenue								142.0	73.0
Non current deferred revenue								2.7	3.8
Revenue recognized included in deferred revenue							121.2	71.4	$ 66.9
Revenue expected to be recognized as of February 29, 2020				$ 514.0			$ 514.0	$ 566.8
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-12-01
Disaggregation of Revenue [Line Items]
Remaining performance obligations satisfaction peropd				5 years			5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-01 | Subscription
Disaggregation of Revenue [Line Items]
Remaining performance obligations satisfaction peropd								5 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-03-01 | Professional
Disaggregation of Revenue [Line Items]
Remaining performance obligations satisfaction peropd								1 year
Revenue | Americas
Disaggregation of Revenue [Line Items]
Concentration Risk , Percentage of Total revenue	96.00%	96.00%	96.00%	96.00%	96.00%	96.00%		96.00%	98.00%